Note 10 - Capital Stock (Details Textual) - USD ($)						1 Months Ended	2 Months Ended
	Jun. 30, 2017	May 26, 2017	Apr. 13, 2017	Jan. 09, 2017	Dec. 19, 2016	Jun. 29, 2017	Mar. 23, 2017	Dec. 31, 2016
Preferred Stock, Par or Stated Value Per Share								$ 0.001
Series G Convertible Preferred Stock [Member]
Convertible Preferred Stock, Maximum Beneficial Ownership Percentage of Common Stock Upon Conversion		9.99%
Convertible Preferred Stock, Beneficial Conversion Feature		$ 1,905,570
Conversion of Stock, Shares Converted	200
Conversion of Stock, Shares Issued	26,667
Preferred Stock, Par or Stated Value Per Share		$ 1,000
Convertible Preferred Stock, Conversion Price, Minimum Volume-weighted Average Price Used in Computation		$ 7.50
Preferred Stock, Liquidation Preference Percentage, Per Share		100.00%
Series H Convertible Preferred Stock [Member]
Convertible Preferred Stock, Maximum Beneficial Ownership Percentage of Common Stock Upon Conversion		9.99%
Convertible Preferred Stock, Beneficial Conversion Feature		$ 1,905,570
Conversion of Stock, Shares Converted						437
Conversion of Stock, Shares Issued						46,614
Preferred Stock, Par or Stated Value Per Share		$ 1,000
Convertible Preferred Stock, Conversion Price, Minimum Volume-weighted Average Price Used in Computation		$ 9.38
Preferred Stock, Liquidation Preference Percentage, Per Share		100.00%
Conversion of Series E Convertible Preferred Stock into Shares of Common Stock [Member]
Conversion of Stock, Shares Converted				500,000	1,500,000
Conversion of Stock, Shares Issued				6,667	20,000
Conversion of Series F Convertible Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted			200				390
Conversion of Stock, Shares Issued			13,334				26,000
Conversion of Series D Convertible Preferred Stock into Shares of Series G Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted		1,233
Conversion of Stock, Shares Issued		938
Conversion of Series F Convertible Preferred Stock into Shares of Series H Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted		643
Conversion of Stock, Shares Issued		938